FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Schedule of finance cost

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Total interest on borrowings [1]	23	1,981	1,354
Interest earned on restricted cash and cash equivalents		(149)	(235)

Interest on borrowings, net		1,832	1,119
Interest on lease liabilities	9	111	80
Interest on post-employment benefits	25	(13)	(1)
(Gain) loss on foreign exchange		(111)	127
Change in fair value of derivative instruments		108	(126)
Capitalized interest		(38)	(29)
Deferred transaction costs and other		158	63

Total finance costs		2,047	1,233
[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.